Capital Structure Management	12 Months Ended
Aug. 31, 2018
Capital Structure Management [Abstract]
Capital Structure Management

31. CAPITAL STRUCTURE MANAGEMENT

The Company’s objectives when managing capital are:

(i) to maintain a capital structure which optimizes the cost of capital, provides flexibility and diversity of funding sources and timing of debt maturities, and adequate anticipated liquidity for organic growth and strategic acquisitions;

(ii) to maintain compliance with debt covenants; and

(iii) to manage a strong and efficient capital base to maintain investor, creditor and market confidence.

The Company defines capital as comprising all components of shareholders’ equity (other than non-controlling interests and amounts in accumulated other comprehensive income/loss), long-term debt (including the current portion thereof), short-term borrowings and bank indebtedness less cash and cash equivalents.

	2018	2017
	$	$
Cash	(384)	(507)
Short-term borrowings	40	–
Long-term debt repayable at maturity	4,350	4,342
Share capital	4,349	4,090
Contributed surplus	27	30
Retained earnings	1,619	2,164
	10,001	10,119

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of underlying assets. The Company may also from time to time change or adjust its objectives when managing capital in light of the Company’s business circumstances, strategic opportunities, or the relative importance of competing objectives as determined by the Company. There is no assurance that the Company will be able to meet or maintain its currently stated objectives.

The Company’s credit facilities are subject to covenants which include maintaining minimum or maximum financial ratios, including total debt to operating cash flow/adjusted earnings before interest, taxes, depreciation and amortization, and operating cash flow to fixed charges. At August 31, 2018, the Company is in compliance with these covenants and based on current business plans and economic conditions, the Company is not aware of any condition or event that would give rise to non-compliance with the covenants.

The Company’s overall capital structure management strategy remains unchanged from the prior year.